Offerings	Jul. 07, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering Note	(a) An indeterminate aggregate principal amount or number of securities is being registered as may from time to time be offered in U.S. dollars or the equivalent in other currencies and at indeterminate offering prices. Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the registrants in market-making transactions. (b) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fees relating to the registration of securities hereby.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Senior Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n), no separate fee for the guarantees is payable.